Income Taxes - Rate reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	(23.75%)	(25.47%)	(9.47%)
Goodwill impairment			(44.22%)
Losses not deductible for income tax purposes	(8.14%)	(12.81%)	(5.40%)
Tax-free income			1.10%
Valuation allowance of deferred tax assets	8.29%	(33.12%)	(55.56%)
Different tax rate of subsidiary operation in other jurisdiction	(3.73%)	0.16%	2.81%
Effective income tax rate	(2.33%)	(46.24%)	(85.74%)